Advances for Vessels and Drillships under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Contract termination fees and other	$ 33,293	$ 0
Vessel impairment charge	43,490	0
Hull 1239 And Hull 1240
Delivery Date	Q4 2013 & Q1 2014
Contract termination fees and other	18,305
Vessel impairment charge	11,873
Hull 1241 and Hull 1242
Vessel/ Drillship price	71,000
Contract termination fees and other	10,245
Vessel impairment charge	$ 31,617